Contingent liabilities and commitments	6 Months Ended
Jun. 30, 2024
Contingent liabilities and commitments
Contingent liabilities and commitments

13. Contingent liabilities and commitments

The amounts shown in the table below are intended only to provide an indication of the volume of business outstanding at 30 June 2024. Although NatWest Group is exposed to credit risk in the event of a customer’s failure to meet its obligations, the amounts shown do not, and are not intended to, provide any indication of NatWest Group’s expectation of future losses.

	30 June	31 December
	2024	2023
	£m	£m
Contingent liabilities and commitments
Guarantees	3,197	2,810
Other contingent liabilities	1,367	1,380
Standby facilities, credit lines and other commitments	118,218	115,441
Total	122,782	119,631

Commitments and contingent obligations are subject to NatWest Group’s normal credit approval processes.